INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	€ 152,221
Deferred tax liabilities, beginning of period	(113,474)
Total net deferred tax assets/(liabilities), beginning of period	38,747
Total net deferred tax assets/(liabilities), beginning of period		€ (8,525)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	12,001	62,474
Charged to equity	18,070	(11,290)
Translation differences and other changes	3,966	(3,912)
Deferred tax assets, end of period	168,757	152,221
Deferred tax liabilities, end of period	(95,973)	(113,474)
Total net deferred tax assets/(liabilities), end of period	72,784	38,747
Provisions
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	90,663	100,298
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	12,712	(8,748)
Translation differences and other changes	606	(887)
Deferred tax assets, end of period	103,981	90,663
Deferred income
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	52,241	53,843
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(606)	(1,602)
Deferred tax assets, end of period	51,635	52,241
Employee benefits
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	2,931	2,930
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	0
Charged to equity	110	1
Deferred tax assets, end of period	3,041	2,931
Foreign currency exchange rate differences
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	516	1,437
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	95	(920)
Translation differences and other changes	(1)	(1)
Deferred tax assets, end of period	610	516
Cash flow hedge reserve
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	0	1,786
Changes in deferred tax liability (asset) [abstract]
Charged to equity	8,455	(1,786)
Deferred tax assets, end of period	8,455	0
Inventory obsolescence
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	61,726	51,972
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	7,131	10,032
Translation differences and other changes	250	(278)
Deferred tax assets, end of period	69,107	61,726
Allowances for doubtful accounts
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	5,643	5,407
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(474)	239
Translation differences and other changes	9	(3)
Deferred tax assets, end of period	5,178	5,643
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	17,551	17,564
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	7	(10)
Translation differences and other changes	(3)	(3)
Deferred tax assets, end of period	17,555	17,551
Trademark step-up
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	83,700
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	837	83,700
Deferred tax assets, end of period	84,537	83,700
Patent box
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	27,902
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	37,791	27,902
Deferred tax assets, end of period	65,693	27,902
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	6,027	17,695
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	3,927	(8,298)
Translation differences and other changes	4,374	(3,370)
Deferred tax assets, end of period	14,328	6,027
Total deferred tax assets
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax assets, beginning of period	348,900	252,932
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	61,420	102,295
Charged to equity	8,565	(1,785)
Translation differences and other changes	5,235	(4,542)
Deferred tax assets, end of period	424,120	348,900
Depreciation
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(7,550)	(8,881)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	1,217	764
Translation differences and other changes	(448)	567
Deferred tax liabilities, end of period	(6,781)	(7,550)
Capitalization of development costs
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(264,087)	(224,851)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(47,349)	(39,238)
Translation differences and other changes	(2)	2
Deferred tax liabilities, end of period	(311,438)	(264,087)
Employee benefits
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(844)	(750)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(209)	(94)
Deferred tax liabilities, end of period	(1,053)	(844)
Foreign currency exchange rate differences
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(559)	(399)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	33	(160)
Translation differences and other changes		0
Deferred tax liabilities, end of period	(526)	(559)
Cash flow hedge reserve
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(9,505)	0
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement		0
Charged to equity	9,505	(9,505)
Deferred tax liabilities, end of period	0	(9,505)
Tax on undistributed earnings
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(15,861)	(13,983)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,543)	(1,878)
Deferred tax liabilities, end of period	(17,404)	(15,861)
Other
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(11,747)	(12,593)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,568)	785
Translation differences and other changes	(819)	61
Deferred tax liabilities, end of period	(14,134)	(11,747)
Total deferred tax liabilities
Deferred Net Tax Asset And Liabilities [Roll Forward]
Deferred tax liabilities, beginning of period	(310,153)	(261,457)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(49,419)	(39,821)
Charged to equity	9,505	(9,505)
Translation differences and other changes	(1,269)	630
Deferred tax liabilities, end of period	€ (351,336)	€ (310,153)